Income Tax Expenses - Summary of Information about Components of Tax Expense Income (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
current year	$ 259,000	$ 10,000	$ 1,000
over-provision in respect of prior years	0	0	0
Deferred tax	0	0	0
Tax expense (income)	$ 259,000	$ 10,000	$ 1,000